UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21529
                                                     ---------

                   The Gabelli Global Utility & Income Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                SEMI-ANNUAL REPORT
                                                JUNE 30, 2004

                                                                      GLU PQ2/04

                                                                          [LOGO]
                                                                 THE GABELLI
                                                                 GLOBAL UTILITY
                                                                 & INCOME TRUST

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                               Semi-Annual Report
                                 June 30, 2004

TO OUR SHAREHOLDERS,

      The Gabelli Global Utility & Income Trust (the "Trust") commenced investment operations on May 28, 2004. From inception through June 30, 2004, the Trust's net asset value ("NAV") rose 0.8%. The Trust's market price declined 7.6% during that period. The Trust's market price on June 30, 2004 was $18.50, which equates to a 3.7% discount to its NAV of $19.21.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

                                          Sincerely yours,


                                          /s/ Bruce N. Alpert

                                          Bruce N. Alpert
                                          President

August 10, 2004

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the Trust's proxy voting policies and procedures and how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

                                                                              MARKET
   SHARES                                                       COST          VALUE
-----------                                                  -----------   -----------
              COMMON STOCKS -- 67.6%
              DIVERSIFIED INDUSTRIAL -- 0.3%
      5,000   Bouygues SA ................................   $   170,168   $   167,411
                                                             -----------   -----------
              ENERGY AND UTILITIES: INTEGRATED -- 39.8%
    120,000   AEM SpA ....................................       224,455       217,537
     22,000   Ameren Corp. ...............................       969,633       945,120
     33,000   American Electric
                Power Co. Inc. ...........................     1,045,068     1,056,000
      1,500   CH Energy Group Inc. .......................        68,461        69,660
      8,000   Chubu Electric Power Co. Inc. ..............       167,490       168,996
     10,000   Chugoku Electric
                Power Co. Inc. ...........................       170,328       174,770
     26,000   Cinergy Corp. ..............................       981,330       988,000
     60,000   DPL Inc. ...................................     1,160,708     1,165,200
     10,000   Duke Energy Corp. ..........................       197,904       202,900
     46,000   Duquesne Light
                Holdings Inc. ............................       894,732       888,260
      3,000   E.ON AG, ADR ...............................       209,576       217,470
      8,000   Electricidade de Portugal
                SA, ADR ..................................       219,855       225,280
     25,000   Endesa SA, ADR .............................       472,720       473,250
     10,000   Enel SpA ...................................        82,935        80,177
     16,000   Energy East Corp. ..........................       377,398       388,000
     30,000   Enersis SA, ADR ............................       178,867       178,800
      2,000   FPL Group Inc. .............................       127,820       127,900
     58,000   Great Plains Energy Inc. ...................     1,739,303     1,722,600
     20,000   Hawaiian Electric
                Industries Inc. ..........................       487,530       522,000
    142,000   Hera SpA ...................................       303,068       300,610
     10,000   Hokkaido Electric
                Power Co. Inc. ...........................       171,210       177,702
     10,000   Hokuriku Electric
                Power Co. ................................       165,392       167,621
     20,000   Iberdrola SA ...............................       406,329       422,177
     16,000   Kansai Electric
                Power Co. Inc. ...........................       284,746       291,656
     10,000   Kyushu Electric
                Power Co. Inc. ...........................       178,959       186,500
      1,500   Maine & Maritimes Corp. ....................        47,348        48,000
      2,000   MGE Energy Inc. ............................        61,882        65,260
      5,000   National Grid Transco
                plc, ADR .................................       200,546       195,850
     46,000   NiSource Inc. ..............................       937,995       948,520
     22,000   NSTAR ......................................     1,048,427     1,053,360
     17,500   OGE Energy Corp. ...........................       429,863       445,725
     20,000   Pepco Holdings Inc. ........................       369,002       365,600
      8,000   Pinnacle West Capital Corp. ................       319,698       323,120
     33,000   Progress Energy Inc. .......................     1,410,351     1,453,650
     42,000   Public Service Enterprise
                Group Inc. ...............................     1,724,811     1,681,260

                                                                              MARKET
   SHARES                                                       COST          VALUE
-----------                                                  -----------   -----------
     18,000   SCANA Corp. ................................   $   643,460   $   654,660
     25,000   Scottish Power plc, ADR ....................       723,435       737,750
     10,000   Shikoku Electric
                Power Co. Inc. ...........................       171,759       176,236
     28,000   Southern Co. ...............................       811,938       816,200
     10,000   Tohoku Electric
                Power Co. Inc. ...........................       164,025       168,446
     10,000   Tokyo Electric
                Power Co. Inc. ...........................       220,693       226,825
     35,000   Unisource Energy Corp. .....................       864,451       869,750
     15,000   Westar Energy Inc. .........................       289,880       298,650
     12,000   WPS Resources Corp. ........................       546,779       556,200
     40,000   Xcel Energy Inc. ...........................       673,230       668,400
                                                             -----------   -----------
                                                              22,945,390    23,111,648
                                                             -----------   -----------
              ENERGY AND UTILITIES: NATURAL GAS -- 5.3%
     12,500   Atmos Energy Corp. .........................       307,408       320,000
     28,000   KeySpan Corp. ..............................       995,180     1,027,600
     10,000   National Fuel Gas Co. ......................       251,217       250,000
     15,000   Nicor Inc. .................................       500,215       509,550
      7,000   Peoples Energy Corp. .......................       289,707       295,050
     64,000   Snam Rete Gas SpA ..........................       279,206       274,865
     17,000   Vectren Corp. ..............................       408,701       426,530
                                                             -----------   -----------
                                                               3,031,634     3,103,595
                                                             -----------   -----------
              ENERGY AND UTILITIES: WATER -- 4.4%
      6,000   Aqua America Inc. ..........................       119,620       120,300
      3,000   California Water
                Service Group ............................        84,840        82,650
      3,000   Middlesex Water Co. ........................        57,861        58,140
     78,000   Severn Trent plc ...........................     1,165,148     1,125,965
      8,000   SJW Corp. ..................................       258,618       272,000
     10,000   Suez SA, ADR ...............................       193,865       210,700
     48,000   United Utilities plc .......................       484,267       451,344
      8,000   Veolia Environment .........................       219,760       225,713
                                                             -----------   -----------
                                                               2,583,979     2,546,812
                                                             -----------   -----------
              ENTERTAINMENT -- 0.0%
      1,000   Vivendi Universal SA, ADR+ .................        28,050        27,900
                                                             -----------   -----------
              FINANCIAL SERVICES -- 1.5%
     20,000   Charter One Financial Inc. .................       879,700       883,800
                                                             -----------   -----------
              FOOD AND BEVERAGE -- 2.0%
     15,000   Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A .....................     1,186,651     1,186,350
                                                             -----------   -----------
              HOTELS AND GAMING -- 0.4%
      3,000   Mandalay Resort Group ......................       203,321       205,920
                                                             -----------   -----------

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                              MARKET
   SHARES                                                       COST          VALUE
-----------                                                  -----------   -----------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 0.4%
     10,000   Compania de Minas
                Buenaventura SA, ADR .....................   $   218,930   $   221,000
                                                             -----------   -----------
              REAL ESTATE -- 0.2%
      1,500   Chelsea Property Group Inc. ................        97,775        97,830
                                                             -----------   -----------
              TELECOMMUNICATIONS -- 8.7%
      4,600   ALLTEL Corp. ...............................       233,084       232,852
     30,000   BCE Inc. ...................................       592,079       601,200
      9,000   BellSouth Corp. ............................       226,200       235,980
     30,000   BT Group plc, ADR ..........................     1,027,064     1,098,000
      2,000   Deutsche Telekom
                AG, ADR+ .................................        35,010        35,420
      2,000   France Telecom SA, ADR .....................        50,800        52,560
      2,000   KPN NV, ADR ................................        15,340        15,400
     10,000   Manitoba Telecom
                Services Inc. ............................       340,920       338,244
     19,000   SBC Communications Inc. ....................       452,510       460,750
     15,000   Sprint Corp. ...............................       265,450       264,000
      1,000   Swisscom AG ................................       313,732       330,565
     20,000   Telefonica SA, ADR .........................       873,836       892,600
      1,000   Telefonos de Mexico SA
                de CV, Cl. L, ADR ........................        33,330        33,270
     13,000   Verizon Communications Inc. ................       453,486       470,470
                                                             -----------   -----------
                                                               4,912,841     5,061,311
                                                             -----------   -----------
              WIRELESS COMMUNICATIONS -- 4.6%
    100,000   AT&T Wireless
                Services Inc.+ ...........................     1,425,966     1,432,000
      1,000   mm02 plc, ADR+ .............................        16,950        16,800
      2,000   Rogers Wireless
                Communications Inc.,
                Cl. B+ ...................................        51,390        54,100
    201,000   Telecom Italia Mobile SpA ..................     1,124,988     1,139,586
                                                             -----------   -----------
                                                               2,619,294     2,642,486
                                                             -----------   -----------
              TOTAL COMMON
                STOCKS ...................................    38,877,733    39,256,063
                                                             -----------   -----------
              PREFERRED STOCKS -- 0.1%
              AEROSPACE -- 0.1%
        500   Sequa Corp.,
                $5.00 Cv. Pfd. ...........................        45,775        48,625
                                                             -----------   -----------
              BROADCASTING -- 0.0%
        500   Sinclair Broadcast Group Inc.,
                6.000% Cv. Pfd., Ser. D ..................        21,504        21,625
                                                             -----------   -----------
              TOTAL PREFERRED
                STOCKS ...................................        67,279        70,250
                                                             -----------   -----------

 PRINCIPAL                                                                    MARKET
  AMOUNT                                                        COST          VALUE
-----------                                                  -----------   -----------
              CONVERTIBLE CORPORATE BONDS -- 0.7%
              AEROSPACE -- 0.2%
$   100,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 .........................   $   102,340   $   106,000
                                                             -----------   -----------
              EQUIPMENT AND SUPPLIES -- 0.0%
     20,000   Robbins & Myers Inc.,
                Sub. Deb. Cv.,
                8.000%, 01/31/08 .........................        21,220        21,175
                                                             -----------   -----------
              REAL ESTATE -- 0.3%
    200,000   Palm Harbor Homes Inc., Cv.,
                3.250%, 05/15/24 (a) .....................       197,250       192,000
                                                             -----------   -----------
              TELECOMMUNICATIONS -- 0.2%
    100,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 .........................        95,750        96,250
                                                             -----------   -----------
              TOTAL CONVERTIBLE
                CORPORATE BONDS ..........................       416,560       415,425
                                                             -----------   -----------

              U.S. GOVERNMENT OBLIGATIONS -- 31.6%
 18,317,000   U.S. Treasury Bills,
                1.015%++, 07/08/04 .......................    18,313,438    18,313,438
                                                             -----------   -----------

TOTAL INVESTMENTS -- 100.0%...............................   $57,675,010    58,055,176
                                                             ===========
OTHER ASSETS IN EXCESS OF LIABILITIES...................................       537,727
                                                                           -----------
NET ASSETS -- COMMON STOCK
   (3,050,236 common shares outstanding)................................   $58,592,903
                                                                           ===========
NET ASSET VALUE PER COMMON SHARE
   ($58,592,903 / 3,050,236 shares outstanding).........................        $19.21
                                                                                ======

---------------------
               For Federal tax purposes:
               Aggregate cost...........................................   $57,675,010
                                                                           ===========
               Gross unrealized appreciation............................   $   589,459
               Gross unrealized depreciation............................      (209,293)
                                                                           -----------
               Net unrealized appreciation..............................   $   380,166
                                                                           ===========

---------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $192,000 or 0.3% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR - American Depository Receipt.

                See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $57,675,010) ....................     $58,055,176
   Foreign currency, at value (cost $8,475) ....................           8,526
   Receivable for investments sold .............................       1,077,100
   Dividends and interest receivable ...........................         112,298
                                                                     -----------
   TOTAL ASSETS ................................................      59,253,100
                                                                     -----------
LIABILITIES:
   Payable for investments purchased ...........................         467,648
   Payable for investment advisory fees ........................          47,718
   Payable for trustees fees ...................................          13,161
   Payable for offering expenses ...............................          79,079
   Payable for audit and legal fees ............................           6,635
   Payable for shareholder communication fees ..................           5,484
   Payable for transfer agent fees .............................           5,484
   Payable to custodian ........................................           4,701
   Other accrued expenses and liabilities ......................          30,287
                                                                     -----------
   TOTAL LIABILITIES ...........................................         660,197
                                                                     -----------
   NET ASSETS applicable to 3,050,236 shares outstanding .......     $58,592,903
                                                                     ===========
NET ASSETS CONSIST OF:
   Shares of beneficial interest, at par value .................     $     3,050
   Additional paid-in capital ..................................      58,134,448
   Accumulated net investment income ...........................          72,336
   Accumulated net realized gain on investments
     and foreign currency transactions .........................           3,044
   Net unrealized appreciation on investments
     and foreign currency transactions .........................         380,025
                                                                     -----------
   TOTAL NET ASSETS ............................................     $58,592,903
                                                                     ===========
NET ASSET VALUE
   ($58,592,903 / 3,050,236 shares outstanding;
     unlimited number of shares authorized of
     $0.001 par value) .........................................          $19.21
                                                                          ======

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $10,345) .................     $   138,734
   Interest ....................................................          30,498
                                                                     -----------
   TOTAL INVESTMENT INCOME .....................................         169,232
                                                                     -----------
EXPENSES:
   Investment advisory fees ....................................          54,072
   Trustees fees ...............................................          13,161
   Legal and audit fees ........................................           6,635
   Shareholder services fees ...................................           5,484
   Shareholder communications expenses .........................           5,484
   Custodian fees ..............................................           4,701
   Miscellaneous expenses ......................................           7,359
                                                                     -----------
   TOTAL EXPENSES ..............................................          96,896
                                                                     -----------
   NET INVESTMENT INCOME .......................................          72,336
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain on investments ............................           2,993
   Net realized gain on foreign currency transactions ..........              51
                                                                     -----------
   Net realized gain on investments and foreign
     currency transactions .....................................           3,044
                                                                     -----------
   Net change in unrealized appreciation on
     investments and foreign currency transactions .............         380,025
                                                                     -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS .........................         383,069
                                                                     -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................     $   455,405
                                                                     ===========

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                              PERIOD ENDED
                                                                                            JUNE 30, 2004 (A)
                                                                                               (UNAUDITED)
                                                                                            -----------------
OPERATIONS:
    Net investment income ................................................................    $     72,336
    Net realized gain on investments and foreign currency transactions ...................           3,044
    Net change in unrealized appreciation on investments and foreign currency transactions         380,025
                                                                                              ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................         455,405
                                                                                              ------------
TRUST SHARE TRANSACTIONS:
    Net increase in net assets from common shares issued in offering .....................      58,159,499
    Offering costs for common shares charged to paid-in-capital ..........................        (122,009)
                                                                                              ------------
    NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS .............................      58,037,490
                                                                                              ------------
    NET INCREASE IN NET ASSETS ...........................................................      58,492,895
NET ASSETS:
    Beginning of period ..................................................................         100,008
                                                                                              ------------
    End of period (including undistributed net investment income of $72,336) .............    $ 58,592,903
                                                                                              ============

-----------
(a) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Utility & Income Trust (the "Trust") is a closed-end, non-diversified management investment company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust sold 5,236 shares to Gabelli Funds, LLC (the "Adviser") for $100,008 on May 17, 2004. Investment operations commenced on May 28, 2004 upon the settlement of the sale of 3,045,000 shares of beneficial interest in the amount of $58,037,490 (net of underwriting fees and expenses of $2,862,600).

The Trust's  investment  objective  is to seek a  consistent  level of after-tax total return over the long-term with an emphasis currently on qualifying dividends. The Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

      Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System of with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, a Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Trust's holding period. A Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by a Trust in each agreement. The Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

      FOREIGN CURRENCY TRANSACTIONS. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

      PROVISION FOR INCOME TAXES. The Trust intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      Dividends and interest from non-U.S. sources received by the Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Trust's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Trust's portfolio and oversees the administration of all aspects of the Trust's business and affairs.

      During the period ended June 30, 2004, Gabelli & Company, Inc. received $57,135 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Trust.

      The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the period ended June 30, 2004, the Trust reimbursed the Adviser $3,181 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the period ended June 30, 2004 aggregated $40,461,764 and $1,103,385, respectively.

5. CAPITAL. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. The Board of Trustees of the Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board of Trustees may determine from time to time) from the net asset value of the shares. During the period ended June 30, 2004, the Trust did not repurchase any shares of beneficial interest in the open market.

      Transactions in shares of beneficial interest were as follows:

                                                     PERIOD ENDED
                                                   JUNE 30, 2004 (A)
                                                      (UNAUDITED)
                                                -----------------------
                                                  SHARES      AMOUNT
                                                ---------   -----------
        Initial seed capital, May 17, 2004 ..       5,236   $   100,008
        Shares issued in offering ...........   3,045,000    58,037,490
                                                ---------   -----------
        Net increase ........................   3,050,236   $58,137,498
                                                =========   ===========

------------
(a) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.

6. INDUSTRY CONCENTRATION. Because the Trust primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

8. INDEMNIFICATIONS. The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A GLOBAL UTILITY & INCOME TRUST SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                    PERIOD ENDED
                                                                  JUNE 30, 2004 (a)
                                                                     (UNAUDITED)
                                                                  -----------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .........................      $ 19.06(b)
                                                                       -------
   Net investment income ........................................         0.02
   Net realized and unrealized gain on investments ..............         0.13
                                                                       -------
   Total from investment operations .............................         0.15
                                                                       -------
   NET ASSET VALUE, END OF PERIOD ...............................      $ 19.21
                                                                       =======
   Net asset value total return* ................................         0.79%
                                                                       =======
   Market value, end of period ..................................      $ 18.50
                                                                       =======
   Total investment return** ....................................         (7.6)%
                                                                       =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets end of period (in 000's) ..........................      $58,593
   Ratio of net investment income to average net assets .........         1.27%(c)
   Ratio of operating expenses to average net assets ............         1.70%(c)
   Portfolio turnover rate ......................................            3%

----------------
(a) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.

(b) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.

(c)   Annualized.

  * Based on net asset value per share at commencement of operations of $19.06 per share. Total return for the period of less than one year is not annualized.

 ** Based on market value per share at initial public offering of $20.00 per share. Total return for the period of less than one year is not annualized.

                See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

      It is the Policy of The Gabelli Global Utility & Income Trust ("Global Utility & Income Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Global Utility & Income Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Global Utility & Income Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Global Utility & Income Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                    The Gabelli Global Utility & Income Trust
                                 c/o EquiServe
                                 P.O. Box 43011
                           Providence, RI 02940-3011

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact EquiServe at (800) 336-6983.

      SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Global Utility & Income Trust's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or
(ii) 95% of the then current market price of the Global Utility & Income Trust's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Global Utility & Income Trust valued at market price. If the Global Utility & Income Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the American Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Global Utility & Income Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Global Utility & Income Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Global Utility & Income Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Global Utility & Income Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Global Utility & Income Trust.

                              TRUSTEES AND OFFICERS
                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT AND
   CHIEF FINANCIAL OFFICER,
   KEYSPAN ENERGY CORP.

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

David I. Schachter
   VICE PRESIDENT & OMBUDSMAN

James E. McKee
   SECRETARY

Richard C. Sell, Jr.
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING

                                         Common
                                        --------
ASE-Symbol:                                GLU
Shares Outstanding:                     3,050,236

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Global Utility & Income Trust may, from time to time, purchase its shares in the open market when the Global Utility & Income Trust shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                     REGISTRANT PURCHASES OF EQUITY SECURITIES

=============================================================================================================================
                                                                                         (D) MAXIMUM NUMBER (0R
                                                       (C) TOTAL NUMBER OF SHARES   APPROXIMATE DOLLAR VALUE) OF SHARES
                 (A) TOTAL NUMBER      (B) AVERAGE    (OR UNITS) PURCHASED AS PART      (0R UNITS) THAT MAY YET BE
                   OF SHARES (OR      PRICE PAID PER   OF PUBLICLY ANNOUNCED PLANS      PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED    SHARE (OR UNIT)          OR PROGRAMS                        PROGRAMS
=============================================================================================================================
Month #1          Common - N/A        Common - N/A     Common - N/A                   N/A
01/01/04
through 01/31/04  Preferred - N/A     Preferred - N/A  Preferred - N/A
=============================================================================================================================
Month #2          Common - N/A        Common - N/A     Common - N/A                   N/A
02/01/04
through 02/29/04  Preferred - N/A     Preferred - N/A  Preferred - N/A
=============================================================================================================================
Month #3          Common - N/A        Common - N/A     Common - N/A                   N/A
03/01/04
through 03/31/04  Preferred - N/A     Preferred - N/A  Preferred - N/A
=============================================================================================================================
Month #4          Common - N/A        Common - N/A     Common - N/A                   N/A
04/01/04
through 04/30/04  Preferred - N/A     Preferred - N/A  Preferred - N/A
=============================================================================================================================
Month #5          Common purchased    Common - $19.10  Common - N/A                   Common - 3,050,236
05/01/04          by an affiliate -
through 05/31/04  145,000             Preferred - N/A  Preferred - N/A

                  Preferred - N/A
=============================================================================================================================
Month #6          Common purchased    Common -         Common - N/A                   Common - 3,050,236
06/01/04          by an affiliate -   $18.5304
through 06/30/04  11,200                               Preferred - N/A
                                      Preferred - N/A
                  Preferred - N/A
=============================================================================================================================
Total             Common - 156,200    Common -         Common - N/A                   N/A
                                      $19.0592
                  Preferred - N/A                      Preferred - N/A
                                      Preferred - N/A
=============================================================================================================================

a. The date each plan or program was announced - The notice of the potential repurchase of common shares occurs quarterly in the Fund's quarterly report in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired  during the period covered by the table
- The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Global Utility & Income Trust
                           -----------------------------------------------------

By (Signature and Title)*      /s/ BRUCE N. ALPERT
                               ------------------------------------------------
                               Bruce N. Alpert, Principal Executive Officer


Date                           September 7, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ BRUCE N. ALPERT
                               -------------------------------------------------
                               Bruce N. Alpert, Principal Executive Officer

Date                           September 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ RICHARD C. SELL, JR.
                               -------------------------------------------------
                               Richard C. Sell, Jr., Principal Financial Officer

Date                           September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.